UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 516-1712
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2023

Date of reporting period:  January 31, 2023

Item 1. Report to Stockholders.

(a)

Coho Relative Value Equity Fund
cohox

Coho Relative Value ESG Fund
cesgx

Semi-Annual Report

January 31, 2023

COHO FUNDS

Dear Fellow Shareholders:

As January 31, 2023 marks the end of the Coho Relative Value Equity and Coho Relative Value ESG Funds’ most recent semi-annual period, we are pleased to provide you with an update. At Coho Partners, Ltd., we remain committed to achieving the Funds’ investment objectives and providing our shareholders with open and active communication so they may gain a clear understanding of our investment process, the Funds’ performance results, and our most recent thoughts on the economy and the equity markets.

Fund Performance Review

From August 1, 2022 to January 31, 2023, the Coho Relative Value Equity Fund returned 3.97% and the Coho Relative Value ESG Fund returned 2.96% versus -0.44% for the S&P 500® Index and 4.66% for the Russell 1000 Value® Index. The Funds’ relative performance for the period was driven by both allocation and selection effect.

From a sector perspective versus the S&P 500® Index, both Funds’ overweight positions in Health Care and underweights in Information Technology were the largest contributors to the relative performance. Both Funds also benefited from strong stock selection within the Consumer Discretionary sector. The Coho Relative Value ESG Fund’s lack of exposure to Energy sector had a negative effect as this sector’s outperformance had a significant positive impact on returns for the Russell 1000 Value® Index.

The top five contributors to the Coho Relative Value Equity Fund’s performance were Ross Stores Inc., State Street Corp., AmerisourceBergen Corp., Microchip Technology Inc., and Lowe’s Companies Inc. The five largest individual detractors during the period were Baxter International Inc., Sysco Corp., CVS Health Corp., Perrigo Co. PLC, and Dollar General Corp.

The Coho Relative Value ESG Fund’s top five contributors to performance were Ross Stores Inc., State Street Corp., J.M. Smucker Company, Microchip Technology Inc., and W.W. Grainger Inc. The five largest individual detractors during the period were Baxter International Inc., Sysco Corp., Perrigo Co. PLC, CVS Health Corp., and Dollar General Corp.

Market Review

What was already a frustrating year for most investors ended poorly as the broader indices posted disappointing results in December. Full-year 2022 results were the worst since the Great Financial Crisis in 2008 with declines for the S&P 500 Index and the Russell 1000 Value Index of -18.11% and -7.54%, respectively. By comparison, the Coho Relative Value Equity Fund declined -2.94% and the Coho Relative Value ESG Fund declined -6.31% for the full calendar year.

Coho’s investment philosophy of protection during downturns with participation during advances was reflected during the calendar year and the performance results were balanced between favorable sector allocation and positive stock selection. The downside capture ratios this year were the best in our 23-year history and reinforce our confidence in our philosophy and process that have consistently delivered a differentiated pattern of returns. Throughout our history, our portfolio has favored the Consumer Staples and Health Care sectors because we believe these two sectors tend to attract investor interest during challenging times as many companies within these sectors are able to consistently grow their earnings, dividends, and cash flows in good times and in bad. That compares favorably to the more economically sensitive sectors where those same factors tend to weaken during economic slowdowns or unrest.

As we ponder what lies ahead in 2023 and beyond, we remain cautious. We suspect the Federal Reserve (Fed) will still need to boost the Fed Funds rate a few more times in hopes of taming inflation. However, we believe inflation

COHO FUNDS

will remain elevated, and we have already seen analysts begin to reduce their 2023 estimates for the S&P 500® Index. As such, our focus on attractively valued companies that can deliver consistent earnings growth with complementary dividend growth should produce good relative results in what remains an uncertain future.

Environmental, Social and Governance (ESG) Update

On the ESG front, we continue to see new regulation and disclosure requirements. In 2010, the SEC issued guidance for disclosure on climate change to be reported in public filings. More recently, in March 2022, the SEC proposed moving from guidance to a requirement that certain climate-related disclosures be made in regulatory filings and invited public comment. The final rule is expected in April 2023. The proposed disclosure framework is partially based on the Taskforce on Climate-Related Financial Disclosures (TCFD) framework. The mandatory climate disclosures required could include the material or potential impacts of climate-related risks on business strategy, outlook, or financial statements; the financial impact of physical climate risks and transition risks; and oversight of climate-related risks. Issuers will need to report on Scope 1 and 2 greenhouse gas (GHG) emissions, and Scope 3 GHG emissions if material or the registrant has set a GHG emissions reduction target including Scope 3 emissions. The SEC believes that such disclosures would provide more consistent, comparable, and reliable information to investors and help with the evaluation of climate-related risks.

Several years ago, Coho began engaging with companies in our portfolio and universe about the importance of TCFD and emissions disclosures. As of December 31, 2022, 82% of Coho ESG portfolio companies follow TCFD disclosures and 100% disclose Scope 1 and Scope 2 emissions. While we await the final ruling, we believe the efforts of our companies to address climate disclosures against standardized frameworks over the past several years will put them in a good position to address the requirements the SEC ultimately settles on.

Fund Advisor Outlook

The broader equity markets have begun 2023 with an explosive start fueled in large part by recoveries in many of the mega-cap technology stocks that performed poorly last year. Calendar turns often engender renewed optimism in the markets, but we don’t believe anything happened on January 1st that justifies such a powerful reversal in investor sentiment toward growth and away from value. It is quite possible this near-term reversal will fade as the year progresses.

We do not base our investment decisions on macroeconomic calls, but we surely monitor policies that can impact valuations. One of the bigger issues on investors’ minds is the trajectory of inflation and whether or not the Federal Reserve (Fed) can manage to cool inflationary pressures without causing a painful recession. The 25-basis point Fed Funds’ hike on February 1st was widely anticipated but the Chairman signaled the end of the tightening cycle might be at hand. Needless to say, this put another charge in growth stocks, but we are firmly in the camp that the Fed will not cut rates before the end of the year. If true, the euphoric sentiment in place today is likely to cool as investors contemplate higher rates for longer, more persistent inflation and the margin pressure that produces. That should favor our more conservative and less volatile strategy.

Additional concerns could be the tight labor market, despite growing headlines of major corporations laying off thousands of workers; global tensions rising; and the polarization of our major political parties. Given all of this, we rely on our own fundamental research at the company level and try to ferret out business models that are attractively valued and can endure and prosper even during periods of elevated uncertainty. We believe our portfolio consists of these types of companies and collectively they offer good diversification with a profile showing consistent earnings and dividend growth, supported by management teams that are shareholder friendly. We have had slow starts to many Januarys but there is a lot of time remaining in 2023, and we believe the prospects for our companies remain bright.

COHO FUNDS

We thank you for your investment and continued confidence in the Coho Relative Value Equity and Coho Relative Value ESG Funds. We look forward to serving your interests over the many quarters and years to come.

Sincerely,

Coho Partners, Ltd.

Must be preceded or accompanied by a prospectus.

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. The Fund may have a relatively high concentration of assets in a single or small number of issuers, which may reduce its diversification and result in increased volatility. The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility than larger capitalization companies. Investments in securities of foreign issuers involve risks not ordinarily associated with investment in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies. The market price of the shares of an ETF will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market of an ETF’s shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances. The principal value and investment return of an investment will fluctuate so an investor’s shares, when redeemed, may be worth more or less than the initial investment. Applying ESG (environmental, social, and governance) criteria to the Coho Relative Value ESG Fund’s investment process may exclude securities of certain issuers for non-investment reasons and therefore the Fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the schedule of investments section in this report for a full listing of the Fund’s holdings.

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

The S&P 500® Index is a stock market index based on the market capitalizations of 500 leading companies publicly traded in the U.S. stock market, as determined by Standard & Poor’s. You cannot invest directly in an index.

The Russell 1000® Index is a float-adjusted capitalization-weighted index that measures the performance of the large capitalization sector of the U.S. equity market and includes securities issued by the approximately 1,000 largest issuers in the Russell 3000® Index. The Russell 1000 Value Index measures the performance of equity securities of Russell 1000 Index issuers with lower price-to-book ratios and lower forecasted growth. This Index cannot be invested in directly.

Permitted Use of the Russell 1000® Value Index

Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2020.

The Coho Relative Value Equity and Coho Relative Value ESG strategies have been developed solely by Coho Partners, Ltd. The strategies are not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings. FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the Russell 1000® Value Index (the “Index”) vest in the relevant LSE Group company which owns the Index. Russell® is a trademark of the relevant LSE Group company and is/are used by any other LSE Group company under license.

The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Coho Relative Value Equity strategy. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Coho Relative Value Equity strategy or the suitability of the Index for the purpose to which it is being put by Coho Partner, Ltd.

The Coho Relative Value Equity Fund is distributed by Compass Distributors, LLC.

COHO RELATIVE VALUE EQUITY FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 866-COHO-234. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates Of Return (%) — January 31, 2023

	1 Year	3 Year	5 Year	Since Inception(1)
Coho Relative Value Equity Fund(2)	2.17%	10.74%	7.71%	9.92%
S&P 500® Index(3)	-8.22%	9.88%	9.54%	11.90%
Russell 1000® Value Index(4)	-0.43%	8.54%	6.94%	9.19%

(1)	Period from Fund inception through January 31, 2023. The Fund commenced operations on August 14, 2013.
(2)	On November 22, 2019, the Fund’s Institutional Class shares were merged into the Advisor Class shares. The Advisor Class name was subsequently discontinued following the merger.
(3)	The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. One cannot invest directly in an Index.
(4)
The Russell 1000® Value Index measures the performance of the small cap value segment of U.S. equity securities. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values. One cannot invest directly in an Index.

The following is expense information for the Coho Relative Value Equity Fund as disclosed in the Fund’s most recent prospectus dated November 28, 2022:

Gross Expenses: 0.78%; Net Expenses: 0.79%. Coho Partners, Ltd. (the “Adviser” or “Coho”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and extraordinary expenses) do not exceed 0.79% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite but cannot be terminated through at least November 28, 2023. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.

COHO RELATIVE VALUE ESG FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 866-COHO-234. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates Of Return (%) — January 31, 2023

	1 Year	3 Year	Since Inception(1)
Coho Relative Value ESG Fund	0.07%	9.38%	8.73%
S&P 500® Index(2)	-8.22%	9.88%	10.19%
Russell 1000® Value Index(3)	-0.43%	8.54%	8.09%

(1)	Period from Fund inception through January 31, 2023. The Fund commenced operations on November 27, 2019.
(2)	The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. One cannot invest directly in an Index.
(3)
The Russell 1000® Value Index measures the performance of the small cap value segment of U.S. equity securities. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values. One cannot invest directly in an Index.

The following is expense information for the Coho Relative Value ESG Fund as disclosed in the Fund’s most recent prospectus dated November 28, 2022:

Gross Expenses: 1.14%; Net Expenses: 0.79%. Coho Partners, Ltd. (the “Adviser” or “Coho”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and extraordinary expenses) do not exceed 0.79% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term but cannot be terminated through at least November 28, 2023. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.

COHO FUNDS

Expense Examples (Unaudited)
January 31, 2023

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 – January 31, 2023).

ACTUAL EXPENSES

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

Coho Relative Value Equity Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(8/1/2022)	(1/31/2023)	(8/1/2022 to 1/31/2023)
Actual(2)	$1,000.00	$1,039.70	$4.06
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$4.02

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.79%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(2)	Based on the actual return for the six-month period ended January 31, 2023 of 3.97%.

Coho Relative Value ESG Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(3)
	(8/1/2022)	(1/31/2023)	(8/1/2022 to 1/31/2023)
Actual(4)	$1,000.00	$1,029.60	$4.04
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$4.02

(3)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.79%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

(4)	Based on the actual return for the six-month period ended January 31, 2023 of 2.96%.

COHO RELATIVE VALUE EQUITY FUND

Sector Allocation(1) (Unaudited)
as of January 31, 2023
(% of net assets)

Top Ten Equity Holdings(1) (Unaudited)
as of January 31, 2023
(% of net assets)

AmerisourceBergen	4.9%
Ross Stores	4.7%
Microchip Technology	4.6%
Lowe’s Companies	4.5%
Sysco	4.4%
W.W. Grainger	4.3%
CVS Health	4.1%
Dollar General	4.1%
State Street	3.7%
United Parcel Service	3.7%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

COHO RELATIVE VALUE ESG FUND

Sector Allocation(1) (Unaudited)
as of January 31, 2023
(% of net assets)

Top Ten Equity Holdings(1) (Unaudited)
as of January 31, 2023
(% of net assets)

W.W. Grainger	4.9%
Sysco	4.7%
Microchip Technology	4.7%
Ross Stores	4.5%
Lowe’s Companies	4.5%
CVS Health	4.2%
Dollar General	4.1%
Johnson & Johnson	4.1%
State Street	4.1%
JM Smucker	3.9%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

COHO RELATIVE VALUE EQUITY FUND

Schedule of Investments (Unaudited)
January 31, 2023

	Shares	Value
COMMON STOCKS — 96.7%

Communication Services — 3.0%
Walt Disney*	251,510	$27,286,320

Consumer Discretionary — 16.2%
Dollar General	159,224	37,194,726
Lowe’s Companies	197,960	41,225,170
Nike — Class B	211,456	26,924,692
Ross Stores	363,608	42,974,830
		148,319,418
Consumer Staples — 19.0%
Coca-Cola	465,734	28,558,809
Conagra Brands	693,216	25,780,703
JM Smucker	143,458	21,920,382
Mondelez International	484,443	31,701,950
Philip Morris International	253,522	26,427,133
Sysco	517,901	40,116,612
		174,505,589
Energy — 3.5%
Chevron	183,837	31,991,315

Financials — 11.0%
Marsh & McLennan Companies	187,168	32,737,555
State Street	372,605	34,030,015
U.S. Bancorp	673,535	33,542,043
		100,309,613
Health Care — 28.6%#
AmerisourceBergen	267,147	45,137,157
Amgen	103,835	26,207,954
Baxter International	301,363	13,769,275
CVS Health	425,680	37,553,490
Johnson & Johnson	203,864	33,315,455
Medtronic PLC	264,963	22,174,753
Perrigo PLC	541,583	20,266,036
Thermo Fisher Scientific	56,405	32,169,464
UnitedHealth Group	63,283	31,590,241
		262,183,825

See Notes to the Financial Statements

COHO RELATIVE VALUE EQUITY FUND

Schedule of Investments (Unaudited) – Continued
January 31, 2023

	Shares	Value
Industrials — 8.0%
United Parcel Service — Class B	183,383	$33,968,033
W.W. Grainger	66,917	39,446,233
		73,414,266
Information Technology — 7.4%
Global Payments	226,119	25,488,134
Microchip Technology	545,022	42,304,607
		67,792,741
Total Common Stocks
(Cost $734,991,531)		885,803,087

SHORT-TERM INVESTMENT — 3.1%
U.S. Bank N.A., 2.50%^
(Cost $28,716,525)	28,716,525	28,716,525
Total Investments — 99.8%
(Cost $763,708,056)		914,519,612
Other Assets and Liabilities, Net — 0.2%		1,666,081
Total Net Assets — 100.0%		$916,185,693

PLC	Public Limited Company
*	Non-income producing.
#	As of January 31, 2023, the Fund had a significant portion of its assets invested in this sector. See Note 8 in the Notes to Financial Statements.
^
The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of January 31, 2023.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

COHO RELATIVE VALUE ESG FUND

Schedule of Investments (Unaudited)
January 31, 2023

	Shares	Value
COMMON STOCKS — 96.0%

Communication Services — 3.0%
Walt Disney*	14,240	$1,544,898

Consumer Discretionary — 16.1%
Dollar General	9,149	2,137,207
Lowe’s Companies	11,057	2,302,620
Nike — Class B	12,061	1,535,727
Ross Stores	19,844	2,345,362
		8,320,916
Consumer Staples — 21.5%
Coca-Cola	27,235	1,670,050
Colgate-Palmolive	20,229	1,507,668
Conagra Brands	43,548	1,619,550
JM Smucker	13,272	2,027,962
Mondelez International	28,580	1,870,275
Sysco	31,663	2,452,616
		11,148,121
Financials — 11.7%
Marsh & McLennan Companies	11,300	1,976,483
State Street	23,112	2,110,819
U.S. Bancorp	39,403	1,962,269
		6,049,571
Health Care — 27.4%#
Amgen	6,306	1,591,634
Baxter International	17,161	784,086
CVS Health	24,794	2,187,327
Johnson & Johnson	13,005	2,125,277
Medtronic PLC	15,790	1,321,465
Perrigo PLC	36,347	1,360,105
Quest Diagnostics	8,397	1,246,786
Thermo Fisher Scientific	3,293	1,878,097
UnitedHealth Group	3,405	1,699,742
		14,194,519
Industrials — 8.7%
United Parcel Service — Class B	10,502	1,945,286
W.W. Grainger	4,313	2,542,427
		4,487,713

See Notes to the Financial Statements

COHO RELATIVE VALUE ESG FUND

Schedule of Investments (Unaudited) – Continued
January 31, 2023

	Shares	Value
Information Technology — 7.6%
Global Payments	13,257	$1,494,329
Microchip Technology	31,215	2,422,908
		3,917,237
Total Common Stocks
(Cost $48,618,548)		49,662,975

SHORT-TERM INVESTMENT — 4.0%
U.S. Bank N.A., 2.50%^
(Cost $2,052,963)	2,052,963	2,052,963
Total Investments — 100.0%
(Cost $50,671,511)		51,715,938
Other Assets and Liabilities, Net — 0.0%		25,679
Total Net Assets — 100.0%		$51,741,617

PLC	Public Limited Company
*	Non-income producing.
#	As of January 31, 2023, the Fund had a significant portion of its assets invested in this sector. See Note 8 in the Notes to the Financial Statements.
^
The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of January 31, 2023.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

COHO FUNDS

Statements of Assets and Liabilities (Unaudited)
January 31, 2023

	Coho	Coho
	Relative Value	Relative Value
	Equity Fund	ESG Fund
ASSETS:
Investments, at value
(Cost: $763,708,056 & $50,671,511, respectively)	$914,519,612	$51,715,938
Dividends and interest receivable	860,162	66,825
Receivable for capital shares sold	2,302,699	—
Prepaid expenses	12,043	12,916
Total assets	917,694,516	51,795,679

LIABILITIES:
Payable for capital shares redeemed	827,913	—
Payable to investment adviser	547,855	20,656
Payable for fund administration & accounting fees	80,149	8,039
Payable for custody fees	15,241	2,375
Payable for transfer agent fees & expenses	12,015	3,146
Payable for audit fees	9,559	9,560
Payable for legal fees	4,850	4,469
Payable for compliance fees	2,089	2,089
Payable for interest expense	441	—
Accrued expenses	8,711	3,728
Total liabilities	1,508,823	54,062

NET ASSETS	$916,185,693	$51,741,617

NET ASSETS CONSIST OF:
Paid-in capital	$746,692,835	$50,672,582
Total distributable earnings	169,492,858	1,069,035
Net Assets	$916,185,693	$51,741,617

Net Assets	$916,185,693	$51,741,617
Shares issued and outstanding(1)	57,418,321	4,356,731
Net asset value, redemption price and offering price per share	$15.96	$11.88

(1)	Unlimited shares authorized without par value.

See Notes to the Financial Statements

COHO FUNDS

Statements of Operations (Unaudited)
For the Period Ended January 31, 2023

	Coho	Coho
	Relative Value	Relative Value
	Equity Fund	ESG Fund
INVESTMENT INCOME:
Dividend income	$10,327,721	$527,274
Interest income	243,063	16,927
Total investment income	10,570,784	544,201

EXPENSES:
Investment adviser fees (See Note 4)	3,299,380	174,404
Fund administration & accounting fees (See Note 4)	240,502	21,719
Custody fees (See Note 4)	41,043	4,785
Transfer agent fees & expenses (See Note 4)	34,172	9,520
Federal & state registration fees	19,102	12,981
Audit fees	9,572	9,572
Trustee fees	9,314	9,310
Postage & printing fees	7,179	369
Compliance fees (See Note 4)	6,257	6,257
Other expenses	4,679	2,837
Legal fees	4,067	4,338
Insurance fees	3,585	1,199
Total expenses before interest expense, waiver/recoupment	3,678,852	257,291
Interest expense (See Note 10)	441	—
Total expenses before waiver/recoupment	3,679,293	257,291
Plus: Adviser recoupment (See Note 4)	44,643	—
Less: waiver from investment adviser (See Note 4)	—	(60,464)
Net expenses	3,723,936	196,827

NET INVESTMENT INCOME	6,846,848	347,374

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	25,594,771	(292,855)
Net change in unrealized appreciation/depreciation on investments	3,965,801	1,471,002

Net realized and unrealized gain on investments	29,560,572	1,178,147

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$36,407,420	$1,525,521

See Notes to the Financial Statements

COHO RELATIVE VALUE EQUITY FUND

Statements of Changes in Net Assets

	Period Ended
	January 31, 2023	Year Ended
	(Unaudited)	July 31, 2022
OPERATIONS:
Net investment income	$6,846,848	$13,017,031
Net realized gain on investments	25,594,771	81,303,568
Net change in unrealized appreciation/depreciation on investments	3,965,801	(73,739,061)
Net increase in net assets resulting from operations	36,407,420	20,581,538

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	82,748,032	144,111,995
Proceeds from reinvestment of distributions	38,537,063	37,951,291
Payments for shares redeemed	(133,405,665)	(155,880,505)
Net increase (decrease) in net assets
resulting from capital share transactions	(12,120,570)	26,182,781

DISTRIBUTIONS TO SHAREHOLDERS:	(66,256,266)	(77,870,490)

TOTAL DECREASE IN NET ASSETS	(41,969,416)	(31,106,171)

NET ASSETS:
Beginning of period	958,155,109	989,261,280
End of period	$916,185,693	$958,155,109

See Notes to the Financial Statements

COHO RELATIVE VALUE ESG FUND

Statements of Changes in Net Assets

	Period Ended
	January 31, 2023	Year Ended
	(Unaudited)	July 31, 2022
OPERATIONS:
Net investment income	$347,374	$427,507
Net realized gain (loss) on investments	(292,855)	1,301,702
Net change in unrealized appreciation/depreciation on investments	1,471,002	(2,719,833)
Net increase (decrease) in net assets resulting from operations	1,525,521	(990,624)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,476,618	30,450,060
Proceeds from reinvestment of distributions	1,045,305	1,231,637
Payments for shares redeemed	(2,487,434)	(3,407,179)
Net increase in net assets resulting from capital share transactions	3,034,489	28,274,518

DISTRIBUTIONS TO SHAREHOLDERS:	(1,066,037)	(1,239,297)

TOTAL INCREASE IN NET ASSETS	3,493,973	26,044,597

NET ASSETS:
Beginning of period	48,247,644	22,203,047
End of period	$51,741,617	$48,247,644

See Notes to the Financial Statements

COHO RELATIVE VALUE EQUITY FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

	Six Months Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	January 31, 2023	July 31,	July 31,	July 31,		July 31,	July 31,
	(Unaudited)	2022	2021	2020		2019	2018
PER SHARE DATA(1):
Net asset value, beginning of period	$16.48	$17.51	$14.42	$14.20		$14.87	$13.71

INVESTMENT OPERATIONS:
Net investment income	0.12 (2)	0.23 (2)	0.25 (2)	0.25	(2)	0.28	0.22
Net realized and unrealized
gain on investments	0.49	0.12	3.46	0.93		0.06	1.49
Total from investment operations	0.61	0.35	3.71	1.18		0.34	1.71

LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.24)	(0.22)	(0.26)		(0.23)	(0.17)
Net realized gains	(0.92)	(1.14)	(0.40)	(0.70)		(0.78)	(0.38)
Total distributions	(1.13)	(1.38)	(0.62)	(0.96)		(1.01)	(0.55)

Paid-in capital from redemption fees	—	—	— (3)	—	(3)	— (3)	— (3)

Net asset value, end of period	$15.96	$16.48	$17.51	$14.42		$14.20	$14.87

TOTAL RETURN(5)	3.97%	1.96%	26.33%	8.45%		2.55%	12.63%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end
of period (in 000’s)	$916,186	$958,155	$989,261	$741,826		$171,070	$214,614

Ratio of expenses to average net assets:
Before expense waiver/recoupment(6)	0.78%	0.78%	0.78%	0.82%		0.93%	0.94%
After expense waiver/recoupment(6)	0.79%	0.79%	0.79%	0.81	%(4)	0.94%	0.94%

Ratio of net investment income
to average net assets:
After expense waiver/recoupment(6)	1.45%	1.35%	1.53%	1.76%		1.71%	1.44%

Portfolio turnover rate(5)	7%	23%	26%	27%		20%	21%

(1)	On November 22, 2019 the Fund’s Institutional Class shares were merged into the Advisor Class shares. The Advisor Class name was subsequently discontinued following the merger.
(2)	Per share amounts calculated using the average shares method.
(3)	Amount per share is less than $0.01.
(4)	Prior to November 22, 2019, the annual expense limitation was 0.94% of the average daily net assets for the Advisor Class. Thereafter it was 0.79% for the existing class.
(5)	Not annualized for period less than one year.
(6)	Annualized for period less than one year.

See Notes to the Financial Statements

COHO RELATIVE VALUE ESG FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

	Six Months Ended	Year Ended		Year Ended	Since Inception(1)
	January 31, 2023	July 31,		July 31,	through
	(Unaudited)	2022		2021	July 31, 2020

PER SHARE DATA:
Net asset value, beginning of period	$11.79	$12.43		$10.19	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.08	0.09		0.08	0.05
Net realized and unrealized gain (loss) on investments	0.26	(0.08	)(4)	2.37	0.15
Total from investment operations	0.34	0.01		2.45	0.20

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	(0.08)		(0.05)	(0.01)
Net realized gains	(0.19)	(0.57)		(0.16)	—
Total distributions	(0.25)	(0.65)		(0.21)	(0.01)

Net asset value, end of period	$11.88	$11.79		$12.43	$10.19

TOTAL RETURN(2)	2.96%	-0.02%		24.26%	2.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$51,742	$48,248		$22,203	$3,707

Ratio of expenses to average net assets:
Before expense waiver/reimbursement(3)	1.03%	1.14%		1.81%	9.78%
After expense waiver/reimbursement(3)	0.79%	0.79%		0.79%	0.79%

Ratio of net investment income to average net assets:
After expense waiver/reimbursement(3)	1.39%	1.20%		1.15%	1.48%

Portfolio turnover rate(2)	8%	22%		25%	10%

(1)	Inception date for the Fund was November 27, 2019.
(2)	Not annualized for period less than one year.
(3)	Annualized for period less than one year.
(4)
Net realized and unrealized loss per share in this caption is a balancing amount necessary to reconcile changes in net asset value per share for the year, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the year.

See Notes to the Financial Statements

COHO FUNDS

Notes to the Financial Statements (Unaudited)
January 31, 2023

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Both the Coho Relative Value Equity Fund (the “Equity Fund”) and Coho Relative Value ESG Fund (the “ESG Fund”) (each a “Fund” and collectively, the “Funds”) are diversified series, each with their own investment objectives and policies within the Trust. The investment objective of both Funds is total return. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The Equity Fund commenced operations on August 14, 2013 and currently offers only one class of shares. Effective November 22, 2019, the Fund ceased offering its Institutional Class shares. The remaining Institutional Class shares were converted to Advisor Class shares at the close of business on November 22, 2019 and the Advisor Class name was subsequently discontinued. The Advisor Class shares were previously subject up to a maximum 0.15% shareholder servicing fee which is not applicable to the existing share class. Each class of shares had identical rights and privileges except with respect to shareholder servicing fees and voting rights on matters affecting a single class. The ESG Fund commenced operations on November 27, 2019 and currently offers only one class of shares. Both Funds may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation — All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes — The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the period ended January 31, 2023, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended January 31, 2023, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended January 31, 2023, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended July 31, 2019.

Security Transactions, Income and Distributions — The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Funds distribute substantially all net investment income and net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in

COHO FUNDS

Notes to the Financial Statements (Unaudited) – Continued
January 31, 2023

the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

Expenses — Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability to access.

Level 2 —
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis. The Funds’ investments are carried at fair value.

Equity Securities — Equity securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments — Investments in other mutual funds, including money market funds, are valued at their net asset value per share. Deposit accounts are valued at acquisition cost, which approximates fair value. To the extent valuation adjustments are not applied, these securities are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many

COHO FUNDS

Notes to the Financial Statements (Unaudited) – Continued
January 31, 2023

factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports of the Valuation Committee that describe any fair value determinations and methods.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Coho Partners Ltd. (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed the prices obtained from brokers and dealers or independent pricing services are unreliable.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of January 31, 2023:

Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$885,803,087	$—	$—	$885,803,087
Short-Term Investment	28,716,525	—	—	28,716,525
Total Investments in Securities*	$914,519,612	$—	$—	$914,519,612

ESG Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$49,662,975	$—	$—	$49,662,975
Short-Term Investment	2,052,963	—	—	2,052,963
Total Investments in Securities*	$51,715,938	$—	$—	$51,715,938

*	Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. For its services, the Funds pay the Adviser, on a monthly basis, an annual advisory fee equal to 0.70% of the daily net assets of the Funds.

The Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse each Fund for their expenses to ensure total annual operating expenses (excluding acquired fund fees and expenses, brokerage commissions, interest, taxes, and extraordinary expenses) do not exceed 0.79% of each Fund’s average daily net assets.

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred. The Operating Expense Limitation Agreement is indefinite in term but cannot be terminated within a year after the effective date of the Funds’ prospectus. After that date, the agreement may be terminated at any time upon 60 days’

COHO FUNDS

Notes to the Financial Statements (Unaudited) – Continued
January 31, 2023

written notice by the Board or the Adviser, with the consent of the Board. During the period ended January 31, 2023, the Adviser was able to recoup $44,643 relating to fees waived in prior fiscal years for the Equity Fund. Waived fees and reimbursed expenses for the Funds subject to potential recovery by month of expiration are as follows:

	Equity Fund	ESG Fund
Expiration	Amount	Amount
February 2023 – July 2023	$30,061	$64,349
August 2023 – July 2024	—	137,972
August 2024 – July 2025	—	123,655
August 2025 – July 2026	—	60,464

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the period ended January 31, 2023, are disclosed in the Statement of Operations.

5.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

Equity Fund
	Period Ended	Year Ended
	January 31, 2023	July 31, 2022
Shares sold	5,233,048	8,651,626
Shares issued to holders in reinvestment of distributions	2,475,261	2,260,592
Shares redeemed	(8,422,037)	(9,272,560)
Net increase (decrease) in shares outstanding	(713,728)	1,639,658

ESG Fund
	Period Ended	Year Ended
	January 31, 2023	July 31, 2022
Shares sold	383,644	2,487,592
Shares issued to holders in reinvestment of dividends	90,704	101,073
Shares redeemed	(210,778)	(281,095)
Net increase in shares outstanding	263,570	2,307,570

COHO FUNDS

Notes to the Financial Statements (Unaudited) – Continued
January 31, 2023

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, of the Funds for the period ended January 31, 2023, were as follows:

	Equity Fund		ESG Fund
	Purchases	Sales	Purchases	Sales
U.S. Government Securities	$—	$—	$—	$—
Other Securities	$67,608,866	$145,754,020	$5,367,454	$3,631,196

7.  INCOME TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at July 31, 2022, the Funds’ most recently completed fiscal year end, were as follows:

	Aggregate	Aggregate	Net	Federal
	Gross	Gross	Unrealized	Income
	Appreciation	Depreciation	Appreciation	Tax Cost
Equity Fund	$186,232,791	$(45,580,036)	$140,652,755	$816,587,016
ESG Fund	2,984,295	(3,440,763)	(456,468)	48,709,377

Any difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales in the Funds.

At July 31, 2022, components of distributable earnings on a tax-basis were as follows:

	Undistributed	Undistributed	Net	Total
	Ordinary	Long-Term	Unrealized	Distributable
	Income	Capital Gains	Appreciation	Earnings
Equity Fund	$6,799,080	$51,889,870	$140,652,755	$199,341,705
ESG Fund	271,849	794,170	(456,468)	609,551

As of July 31, 2022, the Funds did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of a fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended July 31, 2022, the Funds did not defer any qualified late year losses.

The tax character of distributions paid by the Funds for the period ended January 31, 2023, were as follows:

	Ordinary	Long Term
	Income*	Capital Gains	Total
Equity Fund	$13,154,184	$53,102,082	$66,256,266
ESG Fund	271,849	794,188	1,066,037

COHO FUNDS

Notes to the Financial Statements (Unaudited) – Continued
January 31, 2023

The tax character of distributions paid for the year ended July 31, 2022, were as follows:

	Ordinary	Long Term
	Income*	Capital Gains	Total
Equity Fund	$24,589,743	$53,280,747	$77,870,490
ESG Fund	790,887	448,410	1,239,297

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

8.  SECTOR RISK

As of January 31, 2023, each Fund had a significant portion of its assets invested in the health care sector. Companies in this sector are subject to risks such as litigation, intellectual property issues, competition, government regulation, product approval or rejection and product obsolescence.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of January 31, 2023, Wells Fargo Bank, for the benefit of its customers, owned 25.7% of the outstanding shares of the Equity Fund. As of January 31, 2023, Charles Schwab & Co., for the benefit of its customers, owned 62.0% of the outstanding shares of the ESG Fund.

10.  LINE OF CREDIT

The Equity Fund has established an unsecured Line of Credit (“LOC”) in the amount of $50,000,000 or 33.33% of the fair value of the Fund’s investments, whichever is less. The LOC matures, unless renewed, on July 21, 2023. This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions and other short-term liquidity needs of the Fund. The LOC is with the Custodian. Interest is charged at the prime rate which was 7.50% as of January 31, 2023. The interest rate during the period was between 5.50% and 7.50%. The Equity Fund has authorized the Custodian to charge any of the Fund’s accounts for any missed payments. For the period ended January 31, 2023, the Equity Fund’s LOC activity was as follows:

	Average	Amount Outstanding	Interest	Maximum	Date of
LOC Agent	Borrowings	as of January 31 2023	Expense	Borrowing	Maximum Borrowing
U.S. Bank N.A.	$11,495	$—	$441	$2,115,000	January 3, 2023

11.  GENERAL RISK

The global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

COHO FUNDS

Additional Information (Unaudited)
January 31, 2023

AVAILABILITY OF FUNDS PORTFOLIO INFORMATION

Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Each Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, each Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-866-264-6234.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-866-264-6234. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month year ended June 30, is available (1) without charge, upon request, by calling 1-866-264-6234, or (2) on the SEC’s website at www.sec.gov.

COHO FUNDS

Privacy Notice (Unaudited)

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds. If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds. All shareholder records will be disposed of in accordance with applicable law. The Funds maintains physical, electronic and procedural safeguards to protect your Personal Information and require its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Coho Partners, Ltd.
300 Berwyn Park
801 Cassatt Road, Suite 100
Berwyn, PA 19312

DISTRIBUTOR
Compass Distributors, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUNDS ACCOUNTANT
 AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-866-264-6234.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed as issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Managed Portfolio Series

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    April 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    April 5, 2023

By (Signature and Title)      /s/Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date    April 5, 2023